Revenues	6 Months Ended
Jun. 30, 2024
Revenues [Abstract]
REVENUES
NOTE 3:-	REVENUES

Disaggregation of revenue

The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the six months ended June 30, 2024 and 2023:

	Six months ended
	June 30, 2024	June 30, 2023
Sales of products	$3,200,126	$473,853
Services and Non-recurring engineering and proof of concept contracts	210,132	-
	$3,410,258	$473,853

The following table summarizes revenue by region based on the shipping address of customers:

	Six months ended
	June 30, 2024	Percentage of Revenue	June 30, 2023	Percentage of Revenue
Israel	3,300,771	96.8%	204,001	43.1%
England	85,832	2.5%	72,692	15.3%
United States	3,595	0.1%	950	0.2%
Rest of World	20,060	0.6%	196,210	41.4%
	$3,410,258	100%	$473,853	100%